                                                MARCH 23, 2001 SUPPLEMENT TO THE
                                                CITIELITE ANNUITY PROSPECTUS
                                                DATED MAY 1, 2000

THE COVER PAGE OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                          THE TRAVELERS SERIES TRUST
   Technology Portfolio Class B                                          Equity Income Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                                       Large Cap Portfolio
   V.I. Value Fund                                                       MFS Emerging Growth Portfolio
SMITH BARNEY INVESTMENT SERIES (FORMERLY CONCERT INVESTMENT SERIES)      MFS Mid Cap Growth Portfolio
   Select Small Cap Portfolio (1) (4)                                    MFS Research Portfolio
   Select Growth Portfolio                                               Travelers Quality Bond Portfolio
   Select Growth and Income Portfolio                                 TRAVELERS HIGH YIELD BOND TRUST
   Select Government Portfolio                                        TRAVELERS MONEY MARKET PORTFOLIO
   Select Mid Cap Portfolio                                           TRAVELERS SERIES FUND, INC.
FRANKLIN TEMPLETON INSURANCE PRODUCTS TRUST                              AIM Capital Appreciation Portfolio
   Franklin Small Cap Fund - Class 2 (2)                                 MFS Total Return Portfolio
   Templeton International Securities Fund - Class 2 (3)                 Putnam Diversified Income Portfolio
GREENWICH STREET SERIES FUND                                             Smith Barney Aggressive Growth Portfolio (6)
   Appreciation Portfolio (5)                                         VARIABLE ANNUITY PORTFOLIOS
   Equity Index Portfolio Class II                                       CitiSelect(R) VIP Folio 200 Conservative (5)
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.                             CitiSelect VIP Folio 300 Balanced (5)
   Capital Fund                                                          CitiSelect VIP Folio 400 Growth (6)
   High Yield Bond Fund                                                  CitiSelect VIP Folio 500 Growth Plus (6)
   Investors Fund                                                        CitiFunds Small Cap Growth VIP Portfolio (4)
   Total Return Fund                                                  VARIABLE INSURANCE PRODUCTS FUND II
                                                                         Contrafund(R) Portfolio: Service Class 2

(1) previously offered as Select Emerging Growth Portfolio
(2) previously offered as Franklin Small Cap Investments Fund
(3) previously offered as Templeton Fund
(4) On February 16, 2001, the Board of Trustees of Smith Barney Investment Series approved a merger and reorganization plan. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of Select Small Cap Portfolio, a series of Smith Barney Investment Series, will merge into CitiFunds Small Cap Growth VIP Portfolio, a series of Variable Annuity Portfolios. Therefore, as of April 27, 2001, Select Small Cap Portfolio will no longer be available as a funding option.
(5) On February 16, 2001, the Board of Trustees of Variable Annuity Portfolios approved a merger and reorganization plan. If contract owners approve the merger, effective April 20, 2001, the assets and stated liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced, both series of Variable Annuity Portfolios, will merge into Appreciation Portfolio, a series of Greenwich Street Series Fund. Therefore, as of April 20, 2001, CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced will no longer be available as funding options.
(6) On February 16, 2001, the Board of Trustees of Variable Annuity Portfolios approved a merger and reorganization plan. If contract owners approve the merger, effective April 20, 2001, the assets and stated liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus, both series of Variable Annuity Portfolios, will merge into Smith Barney Aggressive Growth Portfolio, a series of Travelers Series Fund Inc. Therefore, as of April 20, 2001, CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus will no longer be available as funding options.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "FUNDING OPTION EXPENSES" AND THE "EXAMPLE" SECTIONS OF THE FEE TABLE:

       Effective April 27, 2001, all references to Select Small Cap Portfolio are deleted from the tables. Expenses shown for CitiFunds Small Cap Growth VIP Portfolio are based upon the fees and assets of that fund alone, as of 12/31/99, and not the assets of the combined funds.

(1) Effective April 20, 2001, all references to CitiSelect VIP Folio 200 Conservative, CitiSelect VIP Folio 300 Balanced, CitiSelect VIP Folio 400 Growth, CitiSelect VIP Folio 500 Growth Plus are deleted from the tables and replaced with Appreciation Portfolio and Smith Barney Aggressive Growth Portfolio as listed below. Expenses are based upon the fees and assets of Appreciation Portfolio, as of 12/31/99, and do not include the assets of the merging funds, CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced. Expenses are based upon the fees and assets of Smith Barney Aggressive Growth Portfolio, as of 12/31/99, and do not include the assets of the merging funds, CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus.

FUNDING OPTION EXPENSES:

                                                                                    TOTAL ANNUAL
                                                                         OTHER       OPERATING
                                                                       EXPENSES       EXPENSES
                                         MANAGEMENT FEE                 (AFTER         (AFTER
                                         (AFTER EXPENSE                 EXPENSE        EXPENSE
FUNDING OPTIONS:                         REIMBURSEMENT)  12B-1 FEES  REIMBURSEMENT) REIMBURSEMENT)
--------------------------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND
  Appreciation Portfolio                     0.75%                       0.04%       0.79%(11)
TRAVELERS SERIES FUND INC.
  Smith Barney Aggressive Growth
  Portfolio                                  0.80%                       0.20%       1.00%(12)

(11) The Portfolio Management Fee includes 0.20% for fund administration.
(12) Other Expenses reflect the current expense reimbursement arrangement with the Adviser. The Adviser has agreed to reimburse Smith Barney Aggressive Growth Portfolio for the amount by which its aggregate expenses exceed 1.00%. Without such arrangements through 2/29/00, the Total Annual Operating Expenses for the portfolio would have been 1.76%.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-------------------------------------------------------------------------------------------------------------------
                                     IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN**:
                               ------------------------------------------------------------------------------------
FUNDING OPTION                   1 YEAR    3 YEARS    5YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND
  Appreciation Portfolio           82        119       158       254          22        69       118        254
TRAVELERS SERIES FUND INC.
  Smith Barney Aggressive
  Growth Portfolio                 105       136       170       278          25        76       130        278

THE FOLLOWING INFORMATION SUPPLEMENTS THE "FUNDING OPTIONS" SECTION:

       Effective April 27, 2001, all references to Select Small Cap Portfolio are deleted from this section.

       Effective April 20, 2001, all references to CitiSelect VIP Folio 200 Conservative, CitiSelect VIP Folio 300 Balanced, CitiSelect VIP Folio 400 Growth, CitiSelect VIP Folio 500 Growth Plus are deleted from this section and replaced with Appreciation Portfolio and Smith Barney Aggressive Growth Portfolio as listed below.

THE FUNDING OPTIONS



           FUNDING                       INVESTMENT                               INVESTMENT
           OPTION                        OBJECTIVE                            ADVISER/SUBADVISER

------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES TRUST
       Appreciation Portfolio     Seeks long term appreciation       SSB Citi Fund Management LLC.
                                  of capital by investing            ("SSB Citi")
                                  primarily in equity
                                  securities.

 TRAVELERS SERIES FUND INC.
       Smith Barney Aggressive    Seeks capital appreciation by
       Growth Portfolio           investing primarily in common      SSB Citi
                                  stocks of companies that are
                                  experiencing,or have the
                                  potential to experience, growth
                                  of earnings, or that exceed the
                                  average earnings growth rate of
                                  companies whose securities are
                                  included in the S&P 500



L-12936                                                           March 23, 2001